Nov. 01, 2016

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 80-81 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	19.03	19.02
Shareholder Service Fees	0.25	0.25
Remainder of Other Expenses[1]	18.78	18.77
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27	0.27

Total Annual Fund Operating Expenses	19.80	20.29
Fee Waivers and Expense Reimbursements[2]	(19.01)	(19.00)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.79	1.29

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.79% and 1.29% of the average daily net assets of Class A and Class C Shares, respectively. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	527	3,906
CLASS C SHARES ($)	231	3,721

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	527	3,906
CLASS C SHARES ($)	131	3,721

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 72 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R2
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	19.02
Shareholder Service Fees	0.25
Remainder of Other Expenses[1]	18.77
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27

Total Annual Fund Operating Expenses	20.04
Fee Waivers and Expense Reimbursements[2]	(19.00)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.04

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 1.04% of the average daily net assets of Class R2 Shares. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R2 SHARES ($)	106	3,670

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 76 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	0.25%	0.25%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	18.83	21.26
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses[1]	18.78	21.26
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27	0.27

Total Annual Fund Operating Expenses	19.35	21.78
Fee Waivers and Expense Reimbursements[2]	(18.96)	(21.49)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.39	0.29

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.39% and 0.29% of the average daily net assets of Class R5 and Class R6 Shares, respectively. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R5 SHARES ($)	40	3,528
CLASS R6 SHARES ($)	30	3,858

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 72 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	17.70
Shareholder Service Fees	0.25
Remainder of Other Expenses[1]	17.45
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27

Total Annual Fund Operating Expenses	18.22
Fee Waivers and Expense Reimbursements[2]	(17.68)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.54

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.54% of the average daily net assets of Select Class Shares. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
SELECT CLASS SHARES ($)	55	3,375

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE